Discontinued Operation (Details) - Schedule of discontinued operation - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Results of discontinued operation
Revenue			$ 1,000
Expenses		642	373
Loss (profit) for the year		642	(627)
Loss (profit) for the year attributable to the owners of the Company:
From continuing operations		17,826	28,701
From discontinued operation		$ 642	$ (627)
Loss (profit) per share – Discontinued operation
Basic & diluted loss (profit) per ADS – USD (in Dollars per share)		$ 0.04	$ (0.05)
Cash flows from discontinued operation
Net cash (used in) provide by operating activities		$ (374)	$ 1,705